LEASE OBLIGATIONS - Narrative (Details)	12 Months Ended
Dec. 31, 2022 USD ($) lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease not yet commenced | $	$ 10,250,000
Number of leases | lease	2
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Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)	1 year 1 month 6 days
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Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)	40 years